RELATED PARTY TRANSACTIONS (Details) (SPP, JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
SPP
RELATED PARTY TRANSACTIONS
Advance payment	¥ 35,196	¥ 21,553
Accounts payable	19,332	5,345
Expenses	¥ 34,502	¥ 4,896